CONTINGENT RECEIVABLE	9 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
CONTINGENT RECEIVABLE

14.	CONTINGENT RECEIVABLE

On November 10, 2025, in connection with the financing agreement with Sorbie Bornholm LP, the Company entered into a Sharing Agreement tranches to be paid, Sorbie must have freely trading shares without a restrictive legend. Currently, the securities issued under the Offering are not freely trading and are subject to a statutory hold period of four months plus a day from the date of issuance in accordance with applicable securities legislation in Canada.

The Sharing Agreement calculates each additional tranche, as the Transfer Amount of CAD$1,209,091 ($882,152 at balance sheet rate) minus the difference between the Benchmark Price of CAD$7.75 ($5.65 at balance sheet rate) and the trailing 20-day Value Weighted Average Price times 164,223 (Transfer Amount – ((Benchmark Price – 20-day VWAP)*164,223). The Company is responsible to pay 8% brokerage fee with each tranche.

For tranches under the Sharing Agreement to be payable, Sorbie must hold freely tradable shares without a restrictive legend. As of the date of issuance of these Condensed Consolidated Interim Financial Statements, the shares issued under the Sharing Agreement remain subject to a restrictive legend. Accordingly, the contingent receivable cannot be measured or recognized at this time.

Any subsequent cash proceeds received will be recorded directly in Shareholders’ Equity.